Average Annual Total Returns - VIPMidCapPortfolio-InitialServiceService2PRO - VIPMidCapPortfolio-InitialServiceService2PRO - VIP Mid Cap Portfolio	Apr. 29, 2023
VIP Mid Cap Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(14.74%)
Past 5 years	5.95%
Past 10 years	9.96%
VIP Mid Cap Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	(14.85%)
Past 5 years	5.84%
Past 10 years	9.85%
VIP Mid Cap Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	(14.97%)
Past 5 years	5.68%
Past 10 years	9.69%
SP004
Average Annual Return:
Past 1 year	(13.06%)
Past 5 years	6.71%
Past 10 years	10.78%